Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

21. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2010
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(15,662)	$2,241	$(13,421)	$-	$(13,421)
Reclassification adjustments	7,553	(1,928)	5,625	-	5,625
Total other comprehensive income (loss) relating to cash flow hedges	(8,109)	313	(7,796)	-	(7,796)
Foreign-currency translation adjustment	(113,379)	-	(113,379)	2,491	(110,888)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(40,967)	14,601	(26,366)	-	(26,366)
Reclassification adjustments	5,313	(2,093)	3,220	-	3,220
Total other comprehensive income (loss) relating to defined benefit pension plans	(35,654)	12,508	(23,146)	-	(23,146)
Other comprehensive income (loss)	$(157,142)	$12,821	$(144,321)	$2,491	$(141,830)

Year ended December 31, 2011
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(104,130)	$41,825	$(62,305)	$-	$(62,305)
Reclassification adjustments	1,684	(796)	888	-	888
Total other comprehensive income (loss) relating to cash flow hedges	(102,446)	41,029	(61,417)	-	(61,417)
Foreign-currency translation adjustment	(179,987)	-	(179,987)	(1,247)	(181,234)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(90,643)	34,930	(55,713)	-	(55,713)
Reclassification adjustments	8,737	(3,342)	5,395	-	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans	(81,906)	31,588	(50,318)	-	(50,318)
Other comprehensive income (loss)	$(364,339)	$72,617	$(291,722)	$(1,247)	$(292,969)

Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)

Changes in Accumulated Other comprehensive income (loss) by Component for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Gains and (losses) on cash flow hedges	Pension obligations	Foreign-currency translation adjustment	Total, before non-controlling interests	Non-controlling interests	Total
Balance January 1, 2010	$(67,008)	$(37,751)	$55,035	$(49,724)	$1,804	$(47,920)
Other comprehensive income before reclassifications	(13,421)	(26,366)	(113,379)	(153,166)	2,491	(150,675)
Amounts reclassified from Accumulated Other comprehensive income	5,625	3,220	-	8,845	-	8,845
Net current-period other comprehensive income	(7,796)	(23,146)	(113,379)	(144,321)	2,491	(141,830)
Balance December 31, 2010	$(74,804)	$(60,897)	$(58,344)	$(194,045)	$4,295	$(189,750)
Other comprehensive income before reclassifications	(62,305)	(55,713)	(179,987)	(298,005)	(1,247)	(299,252)
Amounts reclassified from Accumulated Other comprehensive income	888	5,395	-	6,283	-	6,283
Net current-period other comprehensive income	(61,417)	(50,318)	(179,987)	(291,722)	(1,247)	(292,969)
Balance December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from Accumulated Other comprehensive income	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)

Reclassifications out of Accumulated Other comprehensive income for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010	Affected Line Item in the Statement Where Net Income is Presented

Details about Accumulated Other comprehensive income Components	Amount of (Gain) or Loss Reclassified from Accumulated Other comprehensive income
(Gains) and losses on cash flow hedges
Interest rate contracts	$23,779	$5,946	$-	Interest income/expense
foreign exchange contracts	(5,414)	(4,262)	7,553	Costs of Revenue
foreign exchange contracts	582	-	-	Interest income/expense
	18,947	1,684	7,553	Total before tax
	(4,968)	(796)	(1,928)	Tax expense or benefit
	$13,979	$888	$5,625	Net of tax

Amortization of defined benefit pension items
Actuarial (gains)/losses	$18,334	$8,737	$5,313	(a)
	18,334	8,737	5,313	Total before tax
	(7,189)	(3,342)	(2,093)	Tax expense or benefit
	$11,145	$5,395	$3,220	Net of tax

Total reclassifications for the period	$25,124	$6,283	$8,845	Net of tax

(a) These Accumulated Other comprehensive income Components are included in the computation of net periodic pension cost (see pension footnote for additional details).